Stock Option Plan - Summary of the Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Option outstanding at beginning of year, Shares	48,987	52,708	53,892
Granted options	5,500	6,000	4,500
Exercised options	(5,973)	(8,788)	(5,284)
Forfeited or expired options	(860)	(933)	(400)
Option outstanding at end of year, Shares	47,654	48,987	52,708
Options exercisable at year end	12,009	11,453	13,227
Outstanding weighted-average exercise price at beginning of year	$ 34.24	$ 31.24	$ 29.46
Granted weighted-average exercise price	$ 44.16	$ 42.06	$ 39.88
Exercised weighted-average exercise price	$ 26.00	$ 21.50	$ 20.76
Forfeited or expired weighted-average exercise price	$ 33.07	$ 34.85	$ 23.63
Outstanding weighted-average exercise price at end of year	$ 36.43	$ 34.24	$ 31.24
Options exercisable weighted-average exercise price at year end	$ 32.35	$ 29.69	$ 25.00